Financial Liabilities	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Financial Liabilities

Note 8. Financial Liabilities

The components of financial liabilities were as follows (in millions of dollars):

		September 30, 2011
		Interest Rate		Face Value	Carrying Value
Financial Liabilities Payable Within One Year:
		Effective
Tranche B Term Loan		6.46%	(1)	$30	$30
Canadian Health Care Trust Note - Tranche D		5.50%	(2)	24	23
Mexican development banks credit facility		9.61%	(3)	7	7

Other:		Weighted Average
Asset-backed notes payable - Gold Key Lease		3.39%	(4)	62	62
Liabilities from capital leases		10.97%		38	27
Other financial obligations		10.46%		97	87

Total other financial liabilities				197	176

Total financial liabilities payable within one year				$258	$236

	Maturity	Interest Rate		Face Value	Carrying Value
Financial Liabilities Payable After One Year:

		Effective
VEBA Trust Note	7/15/2023	11.71%		$4,836	$4,180
Tranche B Term Loan	5/24/2017	6.46%	(1)	2,963	2,899
Senior Secured Notes due 2019	6/15/2019	8.21%	(5)	1,500	1,482
Senior Secured Notes due 2021	6/15/2021	8.44%	(6)	1,700	1,679

Canadian Health Care Trust Notes:
Tranche A	6/30/2017	7.98%	(7)	422	453
Tranche B	6/30/2024	9.21%	(7)	421	433
Tranche C	6/30/2024	9.68%	(8)	95	79

Total Canadian Health Care Trust Notes				938	965

Mexican development banks credit facility	7/19/2025	9.61%	(3)	375	375

Other:		Weighted Average
Liabilities from capital leases	2012-2020	12.43%		289	244
Other financial obligations	2013-2024	12.74%		355	324

Total other financial liabilities				644	568

Total financial liabilities payable after one year				12,956	12,148

Total				$13,214	$12,384

		December 31, 2010
		Interest Rate		Face Value		Carrying Value
Financial Liabilities Payable Within One Year:
		Effective
U.S. Treasury first lien credit facility - Tranche B		7.22%	(9)	$2,080	(10)	$2,076
Export Development Canada credit facility - Tranche X		20.57%	(11)	500		439
Canadian Health Care Trust Note - Tranche D		5.50%	(2)	25		25

Other:		Weighted Average
Asset-backed notes payable - Gold Key Lease		3.64%	(4)	132		130
Liabilities from capital leases		11.63%		31		23
Other financial obligations		10.50%		76		65

Total other financial liabilities				239		218

Total financial liabilities payable within one year				$2,844		$2,758

	Maturity	Interest Rate		Face Value		Carrying Value
Financial Liabilities Payable After One Year:

		Effective
VEBA Trust Note	7/15/2023	11.71%		$4,710		$4,018
U.S. Treasury first lien credit facilities:
Tranche C	6/10/2017	12.16%	(12)	3,662	(10)	3,557
Zero coupon note	6/10/2017	14.33%	(13)	100		63

Total U.S. Treasury first lien credit facilities				3,762		3,620

Export Development Canada credit facilities:
Tranche X	6/10/2017	20.57%	(11)	791		453
Tranche X-2	6/10/2017	7.00%	(11)	395		395

Total Export Development Canada credit facilities				1,186		848

Canadian Health Care Trust Notes:
Tranche A	6/30/2017	7.98%	(7)	432		470
Tranche B	6/30/2024	9.21%	(7)	432		445
Tranche C	6/30/2024	9.68%	(8)	97		79
Tranche D	6/30/2012	5.50%	(2)	25		23

Total Canadian Health Care Trust Notes				986		1,017

Mexican development banks credit facility	7/19/2025	9.65%	(3)	416		416

Other:		Weighted Average
Gold Key Lease credit facility	2012	6.21%		443		438
Asset-backed notes payable - Gold Key Lease	2012	3.05%	(4)	43		43
Liabilities from capital leases	2012-2020	13.99%		246		190
Other financial obligations	2012-2024	12.60%		418		383

Total other financial liabilities				1,150		1,054

Total financial liabilities payable after one year				12,210		10,973

Total				$15,054		$13,731

(1)	Loan bears interest at LIBOR + 4.75 percent subject to a 1.25 percent floor. Commencing in July 2011, interest is reset quarterly. Stated interest rate as of September 30, 2011 was 6.00 percent.
(2)	Canadian Health Care Trust Note - Tranche D is non-interest bearing.
(3)	Represents the stated interest rate. Loan bears interest at the 28 day Interbank Equilibrium Interest Rate ("TIIE") + 4.80 percent subject to a quarterly reset on TIIE.
(4)	The weighted-average interest rates include the effects of interest rate swap agreements.
(5)	Loan bears interest at a stated rate of 8.00 percent.
(6)	Loan bears interest at a stated rate of 8.25 percent.
(7)	Loan bears interest at a stated rate of 9.00 percent.
(8)	Loan bears interest at a stated rate of 7.50 percent.
(9)	Interest on loans was calculated based on a three month LIBOR + 5.00 percent subject to a 2.00 percent floor and a quarterly reset on LIBOR. Stated interest rate as of December 31, 2010 was 7.00 percent.
(10)	Includes capitalized Payable-In-Kind ("PIK") interest.
(11)	Interest on loans was calculated based on a three month Canadian Dealer Offered Rate ("CDOR") + 5.00 percent subject to a 2.00 percent floor and a quarterly reset on CDOR. Stated interest rate as of December 31, 2010 was 7.00 percent.
(12)	Interest on loans was calculated based on a three month LIBOR + 7.91 percent subject to a 2.00 percent floor and a quarterly reset on LIBOR. Stated interest rate as of December 31, 2010 was 9.91 percent plus $17 million per quarter of capitalized PIK interest.
(13)	Zero coupon note was non-interest bearing.

As of September 30, 2011, the carrying amounts of our financial obligations were net of fair value adjustments, discounts, premiums and loan origination fees totaling $830 million related to the following obligations (in millions of dollars):

VEBA Trust Note	$656
Tranche B Term Loan	64
Senior Secured Notes due 2019	18
Senior Secured Notes due 2021	21
Canadian Health Care Trust Notes	(26)
Liabilities from capital leases and other financial obligations	97

Total	$830

Refer to our Form 10 for further discussion of the allocation of fair value in connection with the 363 Transaction, the VEBA Settlement Agreement and the Canadian Health Care Trust Settlement Agreement.

As of September 30, 2011, aggregate annual contractual maturities of financial liabilities (excluding the net reduction to face value of $830 million) were as follows (in millions of dollars):

Remainder of 2011	$64	(1)
2012	239	(1)
2013	457
2014	460
2015	493
2016 and thereafter	11,501

Total	$13,214

(1)	Included in the annual contractual maturities is $14 million and $48 million due in the remainder of 2011 and 2012, respectively, related to Gold Key Lease obligations. These obligations are primarily repaid out of collections from the related operating leases and, as a result, they may be repaid prior to their contractual maturity.

U.S. Treasury Credit Facilities

On June 10, 2009, and in connection with the 363 Transaction, we entered into a first lien credit agreement with the U.S. Treasury. Refer to our Form 10 for additional information related to the first lien credit agreement.

On May 24, 2011, we repaid all amounts owed under the U.S. Treasury first lien credit agreement and terminated all lending commitments thereunder. Payments were made as follows (in millions of dollars):

	Principal		Accrued Interest	Total Payment
Tranche B	$2,080	(1)	$22	$2,102
Tranche C	3,675	(2)	65	3,740
Zero Coupon Note	100		-	100

Total	$5,855		$87	$5,942

(1)	Includes $80 million of PIK interest previously capitalized. The payment of PIK interest is included as a component of Net Cash Provided by Operating Activities in the accompanying Condensed Consolidated Statements of Cash Flows.
(2)	Includes $315 million of PIK interest previously capitalized. The payment of PIK interest is included as a component of Net Cash Provided by Operating Activities in the accompanying Condensed Consolidated Statements of Cash Flows. In addition, as a result of the termination of the Ally Master Transaction Agreement ("Ally MTA") and in accordance with the U.S. Treasury first lien credit agreement, amounts outstanding under that agreement were reduced by $4 million, the amount of qualifying losses incurred by Ally Financial Inc. ("Ally") through April 2011. Refer to Note 10, Commitments, Contingencies and Concentrations, for additional information related to the Ally MTA.

In connection with the repayment of the U.S. Treasury first lien credit facilities, we recognized a $170 million charge, which consisted of the write off of $136 million of unamortized discounts and $34 million of unamortized issuance costs associated with the debt. The charge is included in Loss on Extinguishment of Debt in the accompanying Condensed Consolidated Statements of Operations.

Export Development Canada Credit Facilities

Chrysler Canada, Inc. ("Chrysler Canada") entered into a loan and security agreement with the Export Development Canada ("EDC") which was amended and restated on June 10, 2009, in connection with the 363 Transaction. Refer to our Form 10 for additional information related to the loan and security agreement.

On May 24, 2011, Chrysler Canada repaid all amounts owed under the EDC loan and security agreement and terminated all lending commitments thereunder. Payments were made as follows (in millions of dollars):

	Principal	Accrued Interest	Total Payment
Tranche X	$1,319	$14	$1,333
Tranche X-2	404	4	408

Total	$1,723	$18	$1,741

In connection with the repayment of the EDC credit facilities, we recognized a $381 million charge, which consisted of the write off of $367 million of unamortized discounts and $14 million of unamortized issuance costs associated with the debt. The charge is included in Loss on Extinguishment of Debt in the accompanying Condensed Consolidated Statements of Operations.

Senior Credit Facilities

On May 24, 2011, we entered into a $4.3 billion senior secured credit agreement with a syndicate of private sector lenders which includes a $3.0 billion senior secured Tranche B term loan (the "Tranche B Term Loan") due May 24, 2017, and a $1.3 billion senior secured revolving credit facility (the "Revolving Facility"), which may be borrowed and repaid from time to time until the maturity date on May 24, 2016. The Tranche B Term Loan and the Revolving Facility are collectively referred to as the "Senior Credit Facilities." Up to $200 million of the Revolving Facility may be used for the issuance of letters of credit. As of September 30, 2011, the Revolving Facility was undrawn. Prior to the final maturity date of each of the facilities, we have the option to extend the maturity date of all or a portion of these facilities with the consent of the lenders whose loans or commitments are being extended. We also have the option to increase the amount of these facilities in an aggregate principal amount not to exceed $1.2 billion, either through an additional term loan, an increase in the Revolving Facility or a combination of both, subject to certain conditions.

The outstanding principal amount of the Tranche B Term Loan is payable in equal quarterly installments of $7.5 million with the remaining balance due at maturity. No scheduled payments are required on amounts drawn on the Revolving Facility until the maturity date of the facility.

All amounts outstanding under the Tranche B Term Loan and Revolving Facility bear interest at our option of either a base rate plus 3.75 percent per annum or at LIBOR plus 4.75 percent per annum. For the Tranche B Term Loan, a base rate floor of 2.25 percent per annum and a LIBOR floor of 1.25 percent per annum applies. Commencing in July 2011, interest is reset and payable every three months.

We are required to pay commitment fees equal to 0.75 percent per annum, which may be reduced to 0.50 percent per annum if we achieve a specified consolidated leverage ratio, multiplied by the daily average undrawn portion of the Revolving Facility. Commitment fees are payable quarterly in arrears.

If we voluntarily prepay all or any portion of the Tranche B Term Loan on or prior to the third anniversary of the closing date of the Senior Credit Facilities, we will be obligated to pay a call premium. On or prior to the first anniversary, the call premium will be based on a "make-whole" calculation, after the first anniversary but on or prior to the second anniversary, the call premium will be 2.00 percent of the principal amount repaid, and after the second anniversary but on or prior to the third anniversary, the call premium will be 1.00 percent of the principal amount repaid. After the third anniversary of the closing date of the Senior Credit Facilities, we may make voluntary prepayments under the Senior Credit Facilities without premium or penalty, except for normal breakage costs.

Mandatory prepayments are required, subject to certain exceptions, from the net cash proceeds of asset sales, incurrence of additional indebtedness, insurance or condemnation proceeds and excess cash flow. In the case of excess cash flow, the mandatory prepayments are subject to a leverage-based step-down and only to the extent our liquidity exceeds a certain threshold. Certain mandatory prepayments are subject to call premiums consistent with the voluntary prepayments.

The Senior Credit Facilities are secured by a senior priority security interest in substantially all of Chrysler Group LLC's assets and the assets of its U.S. subsidiary guarantors, subject to certain exceptions, including certain assets that may secure a proposed credit facility with the Department of Energy in connection with the Advanced Technology Vehicles Manufacturing Loan Program. The collateral includes 100 percent of the equity interests in domestic subsidiaries and 65 percent of the equity interests in foreign subsidiaries held directly by Chrysler Group LLC and its U.S. subsidiary guarantors.

The senior secured credit agreement includes a number of affirmative covenants, many of which are customary, including, but not limited to, the reporting of financial results and other developments, compliance with laws, payment of taxes, maintenance of insurance and similar requirements. The senior secured credit agreement also contains several negative covenants, including but not limited to, (i) limitations on incurrence, repayment and prepayment of indebtedness; (ii) limitations on incurrence of liens; (iii) our ability to make restricted payments; (iv) limitations on transactions with affiliates, swap agreements and sale and leaseback transactions; (v) limitations on fundamental changes, including certain asset sales and (vi) restrictions on certain subsidiary distributions. In addition, the senior secured credit agreement requires us to maintain a minimum ratio of borrowing base to covered debt, as well as a minimum liquidity of $3.0 billion, which includes any undrawn amounts on the Revolving Facility.

The senior secured credit agreement contains a number of events of default related to, (i) failure to make payments when due; (ii) failure to comply with covenants; (iii) breaches of representations and warranties; (iv) certain changes of control; (v) cross-default with certain other debt and hedging agreements and (vi) the failure to pay certain material judgments. As of September 30, 2011, we were in compliance with all covenants under the senior secured credit agreement.

Senior Secured Notes

On May 24, 2011, we entered into an indenture with CG Co-Issuer Inc., one of our wholly-owned subsidiaries, our U.S. subsidiary guarantors and Wilmington Trust FSB, as trustee and Citibank, N.A. as collateral agent, paying agent, registrar and authenticating agent, pursuant to which we issued $1.5 billion of 8.00 percent senior secured notes due 2019 ("2019 Notes") and $1.7 billion of 8.25 percent senior secured notes due 2021 ("2021 Notes"), collectively referred to as "the Notes." The Notes mature on June 15 of the respective year the notes are due. The Notes were issued at par and were sold in a private placement to (i) qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and (ii) outside the United States to persons who are not U.S. persons (as defined in Rule 902 of Regulation S under the Securities Act) in compliance with Regulation S under the Securities Act. We have agreed to register notes ("Exchange Notes") having substantially identical terms as the Notes with the SEC as part of an offer to exchange freely tradable exchange notes for the Notes.

Interest on each series of the Notes will be payable semi-annually on June 15 and December 15 of each year, beginning on December 15, 2011, to the holders of record of such Notes at the close of business on June 1 or December 1, respectively, preceding such interest payment date.

The indenture includes affirmative covenants, including, the reporting of financial results and other developments. The indenture also contains negative covenants related to our ability and, in certain instances, the ability of certain of our subsidiaries to, (i) pay dividends or make distributions on the Company's capital stock or repurchase the Company's capital stock; (ii) make restricted payments; (iii) create certain liens to secure indebtedness; (iv) enter into sale and leaseback transactions; (v) engage in transactions with affiliates; (vi) merge or consolidate with certain companies and (vii) transfer and sell assets. As of September 30, 2011, we were in compliance with all covenants under the indenture.

We may redeem, at any time, all or any portion of the 2019 Notes on not less than 30 and not more than 60 days' prior notice mailed to the holders of the 2019 Notes to be redeemed. Prior to June 15, 2015, the 2019 Notes will be redeemable at a price equal to the principal amount of the 2019 Notes being redeemed, plus accrued and unpaid interest to the date of redemption and a "make-whole" premium calculated under the indenture. At any time prior to June 15, 2014, we may also redeem up to 35 percent of the aggregate principal amount of the 2019 Notes, at a redemption price equal to 108 percent of the principal amount of the 2019 Notes being redeemed, plus accrued and unpaid interest to the date of redemption with the net cash proceeds from certain equity offerings. On and after June 15, 2015, the 2019 Notes are redeemable at redemption prices specified in the indenture, plus accrued and unpaid interest to the date of redemption. The redemption price is initially 104 percent of the principal amount of the 2019 Notes being redeemed for the twelve months beginning June 15, 2015, decreasing to 102 percent for the year beginning June 15, 2016 and to par on and after June 15, 2017.

We may redeem, at any time, all or any portion of the 2021 Notes on not less than 30 and not more than 60 days' prior notice mailed to the holders of the 2021 Notes to be redeemed. Prior to June 15, 2016, the 2021 Notes will be redeemable at a price equal to the principal amount of the 2021 Notes being redeemed, plus accrued and unpaid interest to the date of redemption and a "make-whole" premium calculated under the indenture. At any time prior to June 15, 2014, we may also redeem up to 35 percent of the aggregate principal amount of the 2021 Notes, at a redemption price equal to 108.25 percent of the principal amount of the 2021 Notes being redeemed, plus accrued and unpaid interest to the date of redemption with the net cash proceeds from certain equity offerings. On and after June 15, 2016, the 2021 Notes are redeemable at redemption prices specified in the indenture, plus accrued and unpaid interest to the date of redemption. The redemption price is initially 104.125 percent of the principal amount of the 2021 Notes being redeemed for the twelve months beginning June 15, 2016, decreasing to 102.75 percent for the year beginning June 15, 2017, to 101.375 percent for the year beginning June 15, 2018 and to par on and after June 15, 2019.

The indenture provides for customary events of default, including but not limited to, (i) nonpayment; (ii) breach of covenants in the indenture; (iii) payment defaults or acceleration of other indebtedness; (iv) a failure to pay certain judgments and (v) certain events of bankruptcy, insolvency and reorganization. If certain events of default occur and are continuing, the trustee or the holders of at least 25 percent in principal amount of the Notes outstanding under one of the series may declare all of the Notes of that series to be due and payable immediately, together with accrued interest, if any.

VEBA Trust Note

On June 10, 2009, and in accordance with the terms of a settlement agreement between us and the United Automobile, Aerospace and Agriculture Implement Workers of America ("UAW"), ("the VEBA Settlement Agreement"), we issued a senior unsecured note ("VEBA Trust Note") with a face value of $4,587 million to the VEBA Trust. Refer to our Form 10 for additional information related to the VEBA Settlement Agreement and VEBA Trust Note.

Scheduled VEBA Trust Note payments through 2012 do not fully satisfy the interest accrued at the implied rate of 9.0 percent. In accordance with the agreement, the difference between a scheduled payment and the accrued interest through June 30 of the payment year will be capitalized as additional debt on an annual basis. In July 2011 and 2010, we made scheduled payments of $300 million and $315 million, respectively on the VEBA Trust Note and accrued interest of $126 million and $123 million, respectively, was capitalized as additional debt.

Mexico Development Banks Credit Facility

In July 2010, Chrysler de Mexico, S.A. de C.V., our principal operating subsidiary in Mexico, entered into a financing arrangement with certain Mexican development banks which provides for a 15 year amortizing term loan facility equal to the Mexican peso equivalent of $400 million. The facility was fully drawn during July 2010 and was funded in Mexican pesos. Refer to our Form 10 for additional information related to the Mexican development banks credit facility.

Gold Key Lease

Chrysler Canada maintains our Gold Key Lease vehicle lease portfolio. The related vehicles are leased to Canadian consumers and are financed by asset-backed securitization facilities, as well as a $4.8 billion ($5.0 billion Canadian Dollars) secured revolving credit facility. The asset-backed obligations are primarily satisfied out of the collections from the underlying securitized assets. In May 2010, we utilized available operating lease assets under the Gold Key Lease portfolio to borrow additional funds in the amount of $266 million under a certain asset-backed securitization facility. These funds were used to repay a portion of the amount outstanding on the secured revolving credit facility. In April 2011, the remaining amounts outstanding on the secured revolving credit facility were repaid in full. We are currently winding down the Gold Key Lease financing program, therefore, we anticipate no additional funding will be required. No vehicles were added to the financing portfolio during the nine months ended September 30, 2011 and 2010.

Summary of Credit Facilities and Available Borrowings

The following presents the total credit facilities, amounts drawn and amounts available to be drawn as of September 30, 2011 (in millions of dollars):

	Total Credit Facility	Facility Amount Drawn		Amounts Available For Borrowing
Senior Credit Facilities:
Tranche B Term Loan	$3,000	$3,000		$-
Revolving Facility	1,300	-		1,300

Gold Key Lease Credit Facility	$4,761	$-		$-	(1)

Mexican development banks credit facility	$400	$400	(2)	$-

(1)	We are currently winding down our Gold Key Lease financing program, therefore, we anticipate no additional funding will be provided.
(2)	The credit facility was fully drawn at the Mexican peso equivalent of $400 million U.S. Dollars "USD." As of September 30, 2011 the USD equivalent was $382 million.

Note 12.  Financial Liabilities

The components of financial liabilities as of December 31 were as follows (in millions of dollars):

	2010
	Interest Rate		Face Value		Carrying Value
Financial Liabilities Payable Within One Year:
	Effective
U.S. Treasury first lien credit facility - Tranche B (a)	7.22%	(b)	$2,080	(h)	$2,076
Export Development Canada credit facility - Tranche X (a)	20.57%	(c)	500		439
Canadian Health Care Trust Note - Tranche D	5.50%	(d)	25		25

Other:	Weighted Average
Asset-backed notes payable - Gold Key Lease	3.64%	(e)	132		130
Liabilities from capital leases	11.63%		31		23
Other financial obligations	10.50%		76		65

Total other financial liabilities			239		218

Total financial liabilities payable within one year			$2,844		$2,758

	2010
	Maturity	Interest Rate		Face Value		Carrying Value
Financial Liabilities Payable After One Year:
		Effective
VEBA Trust Note	7/15/2023	11.71%		$4,710		$4,018

U.S. Treasury first lien credit facilities:
Tranche C (a)	6/10/2017	12.16%	(f)	3,662	(h)	3,557
Zero coupon note (a)	6/10/2017	14.33%	(g)	100		63

Total U.S. Treasury first lien credit facilities				3,762		3,620

Export Development Canada credit facilities:
Tranche X (a)	6/10/2017	20.57%	(c)	791		453
Tranche X-2 (a)	6/10/2017	7.00%	(c)	395		395

Total Export Development Canada credit facilities				1,186		848

Canadian Health Care Trust Notes:
Tranche A	6/30/2017	7.98%	(i)	432		470
Tranche B	6/30/2024	9.21%	(i)	432		445
Tranche C	6/30/2024	9.68%	(j)	97		79
Tranche D	6/30/2012	5.50%	(d)	25		23

Total Canadian Health Care Trust Notes				986		1,017

Mexican development banks credit facility	7/19/2025	9.65%	(k)	416		416

Other:		Weighted Average
Gold Key Lease credit facility	2012	6.21%		443		438
Asset-backed notes payable - Gold Key Lease	2012	3.05%	(e)	43		43
Liabilities from capital leases	2012-2020	13.99%		246		190
Other financial obligations	2012-2024	12.60%		418		383

Total other financial liabilities				1,150		1,054

Total financial liabilities payable after one year				12,210		10,973

Total				$15,054		$13,731

	2009
	Weighted Average Interest Rate		Face Value	Carrying Value
Financial Liabilities Payable Within One Year:
Asset-backed notes payable - Gold Key Lease	5.81	% (e)	$932	$922
Liabilities to U.S. Treasury - Receivable SPV	5.50%		123	123
Liabilities from capital leases	12.96%		23	14
Other financial obligations	9.14%		35	33

Total financial liabilities payable within one year			$1,113	$1,092

	Maturity	Interest Rate		Face Value		Carrying Value
Financial Liabilities Payable After One Year:
		Effective
U.S. Treasury first lien credit facilities:
Tranche B (a)	12/10/2011	7.22	% (b)	$2,080	(h)	$2,072
Tranche C (a)	6/10/2017	12.16	% (f)	3,594	(h)	3,478
Zero coupon note (a)	6/10/2017	14.33	% (g)	100		54

Total U.S. Treasury first lien credit facilities				5,774		5,604

Export Development Canada credit facilities:
Tranche X (a)	6/10/2017	20.57	% (c)	1,224		766
Tranche X-2 (a)	6/10/2017	7.00	% (c)	400		375

Total Export Development Canada credit facilities				1,624		1,141

Other:		Weighted Average
Gold Key Lease credit facility	2011-2012	6.15%		971		953
Asset-backed notes payable - Gold Key Lease	2011-2012	5.88	% (e)	293		291
Liabilities from capital leases	2012-2020	15.98%		211		149
Other financial obligations	2012-2024	13.93%		388		321

Total other financial liabilities				1,863		1,714

Total financial liabilities payable after one year				9,261		8,459

Total				$10,374		$9,551

(a)	Collectively, these loans are referred to as "Government Loans" (see Note 19).
(b)	Loans bear interest at a three month LIBOR + 5.00 percent subject to a 2.00 percent floor and a quarterly reset on LIBOR. Stated interest rate as of December 31, 2010 and 2009 was 7.00 percent.
(c)	Loans bear interest at a three month CDOR + 5.00 percent subject to a 2.00 percent floor and a quarterly reset on CDOR. Stated interest rate as of December 31, 2010 and 2009 was 7.00 percent.
(d)	Canadian Health Care Trust Tranche D Note is non-interest bearing.
(e)	The weighted-average interest rates include the effects of interest rate swap agreements.
(f)	Loans bear interest at a three month LIBOR + 7.91 percent subject to a 2.00 percent floor and a quarterly reset on LIBOR. Stated interest rate as of December 31, 2010 and 2009 was 9.91 percent plus $17 million per quarter of capitalized Payable-In-Kind ("PIK") interest as discussed below.
(g)	Zero coupon note shall not bear interest until the Ally MTA expiration date (May 2013) or the date the Ally MTA is terminated by all parties. Upon the termination, the note shall bear interest at LIBOR + 7.91 percent subject to a 2.00 percent floor on LIBOR.
(h)	Includes capitalized PIK interest as discussed below.
(i)	Loan bears interest at a stated rate of 9.00 percent.
(j)	Loan bears interest at a stated rate of 7.50 percent.
(k)	Loan bears interest at the 28 day TIIE + 4.80 percent subject to a quarterly reset on TIIE. Stated interest rate as of December 31, 2010 was 9.65 percent.

As of December 31, 2010, the carrying amounts of our financial obligations were $1,323 million less than the face value, of which $662 million relates to the allocation of fair value in connection with the 363 Transaction, $692 million relates to the discount on the VEBA Trust Note recognized in connection with the VEBA Settlement Agreement (as defined and discussed below) and $31 million relates to the net premium on the Canadian Health Care Trust Notes recognized in connection with the Canadian Health Care Trust Settlement Agreement (as defined and discussed below). These amounts will be accreted as an adjustment to interest expense over the remaining period to maturity. Refer to Note 2, Basis of Presentation, Capitalization and Business Combination Accounting, for further discussion of the allocation of fair value in connection with the 363 Transaction. As of December 31, 2010, aggregate annual contractual maturities of financial liabilities (excluding the $662 million decrease related to business combination accounting from the 363 Transaction and $661 million of discounts net of premiums) were as follows (in millions of dollars): 2011 - $2,844; 2012 - $644; 2013 - $428; 2014 - $431; 2015 - $464 and 2016 and thereafter - $10,243. Included in the annual contractual maturities is $132 million and $486 million due in 2011 and 2012, respectively, related to Gold Key Lease obligations. These obligations are primarily repaid out of collections from the related operating leases and, as a result, they may be repaid prior to their contractual maturity.

VEBA Trust Note

On June 10, 2009, and in accordance with the terms of a settlement agreement between us and the UAW, hereinafter referred to as the VEBA Settlement Agreement, we issued a senior unsecured note ("VEBA Trust Note") with a face value of $4,587 million to the VEBA Trust.

On January 1, 2010, (the "Implementation Date") and in accordance with the terms of the VEBA Settlement Agreement, we were discharged of any obligations related to postretirement health care benefits for certain UAW retirees. Refer to Note 18, Employee Retirement and Other Benefits. As a result of this settlement, we recognized a financial liability for the VEBA Trust Note at a fair value of $3,854 million, which included the $4,587 million VEBA Trust Note net of the related discount of $733 million. The VEBA Trust Note has an implied interest rate of 9.0 percent and requires annual payments of principal and interest beginning on July 15, 2010 and continuing to July 15, 2023. As of December 31, 2010, contractual maturities, including principal and interest, for the VEBA Trust Note were as follows (in millions of dollars): 2011 - $300; 2012 - $400; 2013 - $600; 2014 - $650; 2015 - $650 and 2016 and thereafter - $6,246. The principal amounts due on the VEBA Trust Note are also included in the aggregate annual contractual maturities of the total financial liabilities noted above.

Scheduled VEBA Trust Note payments through 2012 do not fully satisfy the interest accrued at the implied rate of 9.0 percent. In accordance with the agreement, the difference between a scheduled payment and the accrued interest through June 30 of the payment year will be capitalized as additional debt on an annual basis. In July 2010, we made a scheduled interest payment of $315 million on the VEBA Trust Note and $123 million of accrued interest was capitalized as additional debt.

U.S. Treasury Credit Facilities

On June 10, 2009, and in connection with the 363 Transaction, we entered into a first lien credit agreement with the U.S. Treasury, which includes a $2.0 billion term loan ("Tranche B Loan") used to acquire substantially all of the net operating assets of Old Carco. The credit agreement also makes various term loans available to us for future working capital needs in an amount not to exceed $4.6 billion ("Tranche C Commitment") through June 10, 2017, subject to certain conditions precedent, including substantially contemporaneous advances under the credit facility with the EDC described below. In addition, we provided the U.S. Treasury a $288 million note and assumed $500 million of U.S. Treasury loans originally provided to Chrysler Holding for the benefit of Old Carco. We collectively refer to these loans, as well as the amounts drawn on the Tranche C Commitment as "Tranche C Loans". We also provided the U.S. Treasury a $100 million zero coupon note.

In accordance with the terms of the loan agreement, all interest incurred on the Tranche B Loan and Tranche C Loans for the period from June 10, 2009 to December 31, 2009 was Payable-In-Kind ("PIK"). The Tranche C Commitment will continue to accrue quarterly PIK interest of a maximum of $17 million through June 10, 2017. Quarterly PIK interest will be reduced by a calculated percentage based on any prepayment amounts on the Tranche C Loans. The additional PIK interest will be capitalized as additional debt on a quarterly basis. Accordingly, $68 million and $310 million of PIK interest was capitalized as additional debt during the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009, respectively. Beginning in 2010, interest, excluding PIK interest, is paid quarterly.

On June 10, 2016, the Tranche C Loans are required to be prepaid and the amounts undrawn on the Tranche C Commitment reduced in a certain priority by an amount equal to 50 percent of the total of the Tranche C

Commitment plus assumed debt, less the amount of any prior prepayments or commitment reductions. On that date, the additional note and zero coupon note are also required to be prepaid in the amount of 50 percent of their respective face values. Any amounts repaid on the loans cannot be re-borrowed.

The first lien credit agreement provides that $350 million of the Tranche C Commitment may only be used to fund potential payments to USDART related to the Ally risk sharing arrangement between the Company, U.S. Treasury, Ally and USDART. Any amounts drawn on the Tranche C Commitment in order to fund the USDART would result in the forgiveness of an equivalent amount of the U.S. Treasury debt. As of December 31, 2010, we have not made any payments to USDART related to this risk sharing arrangement.

We have a variable interest in USDART, however we are not deemed to be the primary beneficiary of the VIE. Therefore, the USDART's operating results are not consolidated in the accompanying Consolidated Financial Statements. Refer to Note 4, Variable Interest Entities, and Note 14, Commitments, Contingencies and Concentrations, for additional information related to USDART and the Ally financing arrangement.

The U.S. Treasury has a first priority security interest in substantially all tangible and intangible assets of the Company and our U.S. subsidiary guarantors.

Our U.S. Treasury first lien credit agreement includes a number of affirmative covenants, many of which are customary, including, but not limited to, the reporting of financial results and other developments, compliance with laws, payment of taxes, maintenance of insurance and similar requirements. In addition, we are subject to a number of other covenants including the following:

•

Vitality Covenant – For each fiscal year, beginning with the fiscal year ending December 31, 2010, until the later of June 10, 2014 or the repayment of the Tranche B Loan, Tranche C Loans and zero coupon note and termination of any unused commitments, we must:

•	cause at least 40 percent of our U.S. vehicle sales volumes to be manufactured in the U.S.; or

•

cause the production volume of our U.S. manufacturing plants to be equal to at least 90 percent of the production volume of the U.S. manufacturing plants of Old Carco for the 2008 fiscal year (90 percent of such production volume is 995 thousand vehicles).

•

If an event beyond our reasonable control renders production in one or more facilities uneconomic or a material adverse change in general economic or industry conditions occurs, then either the volume ratio or the production ratio may be calculated on an adjusted basis to reflect such event. If, after giving effect to such adjustment, we fail to comply with the vitality covenant for any year, such failure will not result in an event of default if we comply with the vitality covenant in the next fiscal quarter (tested on a trailing 12-month basis).

•

Governance Covenant – Until the earlier of December 10, 2011 or an initial public offering, we must consult with U.S. Treasury regarding, and obtain its prior approval of, any nomination or renomination of any director originally nominated by the U.S. Treasury or any renomination of any successor or replacement thereof.

•

Compensation and TARP-related Covenants – We must maintain compensation programs in accordance with the requirements under section 111 of the Emergency Economic Stabilization Act, including limits on executive and incentive compensation, and must also maintain a policy on corporate expenses. Further, we are prohibited from owning or leasing any private passenger airplanes. These covenants will survive until the latest of (i) June 10, 2018, (ii) the one-year anniversary of the repayment of all obligations under the first lien credit agreement, and (iii) the one-year anniversary of the date the U.S. Treasury ceases to own any direct or indirect equity in Chrysler Group, if equity constitutes "outstanding obligations" under EESA section 111.

Refer to Note 24, Subsequent Events, for additional information regarding events that have occurred subsequent to December 31, 2010 related to this matter.

We were also required to adopt a written policy on lobbying, governmental ethics and political activity with respect to the U.S. government, and this policy may not be changed without the prior consent of the U.S. Treasury. Our U.S. Treasury first lien credit agreement also includes various negative covenants which restrict and/or limit our operations in certain respects, including, but not limited to, limitations on asset sales, the incurrence of additional debt, the incurrence of liens and the payment of dividends or the making of distributions to our members or other restricted payments, as well as restrictions on transactions with affiliates that are not in the ordinary course or otherwise on arm's length terms. As of December 31, 2010, we were in compliance with all covenants under our U.S. Treasury first lien credit agreement.

Our first lien credit facility also provides for a number of possible events of default, including, but not limited to, interest and principal payment defaults, failure to comply with affirmative and negative covenants (subject to certain notice and cure periods), acceleration of other debt obligations in excess of $150 million in the aggregate (including acceleration under the EDC loan agreement for breach of our Canadian vitality covenants described below if the amount outstanding exceeds this threshold), judgments in excess of $100 million individually or $200 million in the aggregate that remain unpaid or unstayed for sixty days, certain change of control transactions, and Fiat holding in excess of 49.9 percent of our voting or nonvoting capital stock. If we fail to comply with the vitality covenants under our first lien credit agreement, the U.S. Treasury may seek specific performance, including the right to seek a court-appointed monitor to ensure our compliance. In addition, the U.S. Treasury may declare all amounts outstanding under the credit agreement immediately due and payable, terminate the Tranche B Loan and Tranche C Commitment and seek to realize the value of the collateral pledged to secure amounts outstanding under the U.S. Treasury first lien credit agreement.

Export Development Canada Credit Facilities

Chrysler Canada entered into a loan and security agreement with the EDC on March 30, 2009, which was subsequently amended on April 29, 2009, pursuant to which the EDC provided a $1,211 million ($1,209 million Canadian dollar ("CAD")) secured term loan facility known as Tranche X. On June 10, 2009, the EDC loan agreement was amended and restated to increase the secured term loan facility by a CAD equivalent of $909 million USD, up to a maximum of $1,116 million CAD, which can be drawn, subject to certain conditions precedent, during the period ending on the thirty month anniversary of the restatement date. The increase in the loan facility is known as Tranche X-2. In addition to the Tranche X and Tranche X-2 loans, Chrysler Canada provided the EDC additional notes of $80 million ($80 million CAD). The additional notes are included in the Tranche X facility disclosed above. The proceeds from the loans are to be used for general corporate and working capital purposes. Any amounts repaid on the loans cannot be re-borrowed. Borrowings under Tranche X-2 are intended to be made contemporaneously with certain borrowings under Tranche C of the U.S. Treasury first lien credit agreement in a certain ratio.

Chrysler Canada is required to prepay the CAD equivalent of $500 million on December 10, 2011. Chrysler Canada has the option to reduce such prepayment by up to the CAD equivalent of $100 million concurrent with the proportionate extension of up to $400 million of the Tranche B Loan to the Tranche C Loans maturity date. In addition, on June 10, 2016, Chrysler Canada will be required to prepay an amount equal to 50 percent of the Tranche X and Tranche X-2 maximum loan amount, less the amount of previous optional and mandatory prepayments.

The EDC has a security interest in substantially all of the tangible and intangible assets of Chrysler Canada. Chrysler Group LLC provided an unsecured guarantee in support of the EDC loan.

The EDC loan agreement includes a number of covenants that are similar in type and scope to those under our U.S. Treasury first lien credit agreement, including, but not limited to, financial and operating reporting, compliance and similar requirements. The EDC loan agreement also includes covenants that are similar in type and scope to the compensation and TARP-related covenants under our U.S. Treasury first lien credit agreement. The covenants also require that we and Chrysler Canada ensure that (i) the ratio of our production volumes in Canada to production volumes in the NAFTA region is at least 20 percent over specified measurement periods and at least 17 percent for each calendar year during which the EDC loans are outstanding, and (ii) on December 31, 2014, our aggregate product-related capital investments in Canada will constitute at least 20 percent of our aggregate NAFTA region product-related capital investment. In addition, we must build vehicles in Canada for final consumer sale outside of the NAFTA region, and distribute Fiat-branded vehicles in Canada through our network. We also have agreed under the EDC loan agreement to maintain a minimum average daily cash balance, over the course of each calendar month, of $250 million CAD at Chrysler Canada. Our EDC loan agreement also includes various negative covenants which restrict and/or limit our and Chrysler Canada's operations in certain respects, including, but not limited to, limitations on asset sales, the incurrence of additional debt and the incurrence of liens, as well as restrictions on transactions with affiliates that are not in the ordinary course or otherwise on arm's length terms. As of December 31, 2010, we were in compliance with all covenants under the EDC loan agreement.

Our EDC loan agreement provides for a number of possible events of default that are generally similar in scope and effect to the events of default under our U.S. Treasury first lien credit agreement, except that these events of default are applicable primarily to Chrysler Canada and its subsidiaries, including the acceleration of the U.S. Treasury first lien credit agreement for breach of the U.S. vitality covenants, which is described above. If Chrysler Canada fails to comply with its vitality covenants under the EDC loan agreement, the EDC is entitled to seek specific performance. In addition, the EDC may declare all amounts outstanding under the EDC loan agreement immediately due and payable, terminate all commitments under the agreement and seek to realize the value of the collateral pledged to secure amounts outstanding under the EDC loan agreement.

Canadian Health Care Trust Notes

On August 13, 2010, Chrysler Canada and the National Automobile, Aerospace, Transportation and General Workers Union of Canada ("CAW") entered into a settlement agreement to permanently transfer our responsibility for providing postretirement health care benefits to CAW represented employees, retirees and dependents ("Covered Group") to a new retiree plan ("Canadian HCT Settlement Agreement"). The new plan will be funded by a new independent Health Care Trust ("HCT").

On December 31, 2010 (the "HCT Implementation Date") and in accordance with the Canadian HCT Settlement Agreement, Chrysler Canada was discharged of any obligations related to postretirement health care benefits for the Covered Group, by issuing four unsecured promissory notes ("Canadian HCT Notes") to the HCT with an initial face value of $976 million ($974 million CAD) with interest accrued from January 1, 2010 of $80 million ($80 million CAD) and a $31 million ($31 million CAD) net premium. On December 31, 2010, we also made a $45 million ($45 million CAD) principal payment on the notes. Refer to Note 18, Employee Retirement and Other Benefits, for additional information related to the Canadian HCT Settlement Agreement.

The scheduled Tranche A and Tranche B Note payments through 2012 do not fully satisfy the interest accrued at the stated rate of 9.0 percent. In accordance with the agreements, the difference between a scheduled payment and the accrued interest through December 31 of the payment year will be capitalized as additional debt on an annual basis. We are not required to make a payment on the Tranche C Note until 2020.

The terms of each of the notes are substantially similar and provide that each note will rank pari passu with all existing and future unsecured and unsubordinated indebtedness for borrowed money of Chrysler Canada, and that Chrysler Canada will not incur indebtedness for borrowed money that is senior in any respect in right of payment to the note.

Chrysler Receivable SPV Loan

In connection with the 363 Transaction, we purchased the equity of Receivable SPV, a wholly-owned subsidiary of Old Carco, and assumed the terms of the Auto Supplier Support Program, which was established by the U.S. Treasury to ensure the payment of qualified automotive receivables to certain automotive suppliers of Old Carco. We also assumed a $1.5 billion loan facility that was previously provided by the U.S. Treasury to Receivable SPV to finance this program, which was subsequently reduced to $1.0 billion. During March 2010, we repaid the $123 million outstanding on the facility and all accrued and unpaid interest. In April 2010, the Auto Supplier Support Program expired. Refer to Note 19, Other Transactions with Related Parties, for additional information related to Receivable SPV.

Gold Key Lease

Chrysler Canada maintains our Gold Key Lease vehicle lease portfolio. The related vehicles are leased to Canadian consumers and are financed by asset-backed securitization facilities, as well as a $5.0 billion ($5.0 billion CAD) secured revolving credit facility, of which $443 million was outstanding at December 31, 2010. The asset-backed obligations are primarily satisfied out of the collections from the underlying securitized assets. In May 2010, we utilized available operating lease assets under the Gold Key Lease portfolio to borrow additional funds in the amount of $266 million under a certain asset-backed securitization facility. These funds were used to repay a portion of the amount outstanding on the secured revolving credit facility. No vehicles were added to the financing portfolio during the year ended December 31, 2010. We are currently winding down the Gold Key Lease financing program, therefore, we anticipate no additional funding will be required. Refer to Note 8, Equipment on Operating Leases, Net, for additional information related to this portfolio.

Auburn Hills Headquarters Loan

In connection with the 363 Transaction, we acquired the net operating assets of Auburn Hills Owner LLC from Old Carco. Included in the net operating assets was an $18 million cash collateral escrow account and a $225 million mortgage liability. We were required to immediately repay a portion of the outstanding obligation upon consummation of the 363 Transaction utilizing the funds held in the escrow account. In July 2009, we renegotiated the terms of the loan agreement, which included modifications to the payment terms. Accordingly, we repaid $77 million of the obligation in July 2009. The loan is secured by a mortgage on our headquarters and technology center property in Auburn Hills, Michigan and requires monthly principal payments of approximately $1 million and monthly interest payments at an annual rate of 8.0 percent. The monthly principal payments will increase to approximately $4 million effective January 2012. The loan matures in December 2013.

Mexican Development Banks Credit Facility

In July 2010, Chrysler de Mexico, S.A. de C.V. ("Chrysler de Mexico"), our principal operating subsidiary in Mexico, entered into a financing arrangement with certain Mexican development banks which provides for a 15 year amortizing term loan facility equal to the Mexican peso equivalent of $400 million. The facility was fully drawn during July 2010 and was funded in Mexican pesos. The proceeds are being used to finance capital investments and other expenditures related to the vehicle platform on which the Fiat 500 is based. Chrysler de Mexico placed certain of its assets in a special purpose trust to secure repayment of the loan, including certain receivables and property, plant and equipment. As of December 31, 2010, Chrysler de Mexico also has $41 million of cash on deposit with the trust, which is included in Other Assets in the accompanying Consolidated Balance Sheets. The loan requires compliance with certain covenants, including but not limited to, limitations on liens, incurrence of debt and asset sales.

Summary of Credit Facilities and Available Borrowings

The following presents the total credit facilities, amounts drawn (exclusive of assumed debt, additional notes, PIK interest and fair value allocations) and amounts available to be drawn as of December 31, 2010 (in millions of dollars):

	Total Credit Facility		Facility Amount Drawn		Amounts Available For Borrowing

U.S. Treasury first lien credit facilities:
Tranche B	$2,000		$2,000		$-
Tranche C	4,642		2,576		2,066	(a)

EDC credit facilities:
Tranche X	$1,211		$1,211		$-
Tranche X-2	909		355	(b)	554

Gold Key Lease credit facility	$5,009		$443		$-	(c)

Mexican development banks credit facility	$400	(d)	$400	(d)	$-

(a)	Includes $350 million which may only be used to fund potential payments to the USDART.
(b)	Represents the USD equivalent of the facility amount drawn on June 12, 2009 ($395 million CAD). As of December 31, 2010, the USD equivalent was $395 million.
(c)	We are currently winding down our Gold Key Lease financing program, therefore, no additional funding will be provided.
(d)	The credit facility was fully drawn at the Mexican peso equivalent of $400 million USD. As of December 31, 2010, the USD equivalent was $416 million.

Note 12.  Financial Liabilities

Financial liabilities consisted of the following (in millions of dollars):

	June 9, 2009
	Weighted- Average Interest Rate		Carrying Value		(c) Subject to Compromise	Not Subject to Compromise
Financial Liabilities Payable Within One Year:

First lien credit facility	4.65%		$6,808		$6,808	$-
Second lien credit facility	7.65%		1,535		1,535	-
Asset-backed notes payable - Gold Key Lease	5.75	% (a)	1,435		-	1,435
EDC credit facility	5.00%		1,124	(b)	-	1,124
Liabilities to related parties	9.81%		350		350	-
Liabilities to U.S. Treasury - Receivable SPV	5.50%		123		-	123
Liabilities from capital leases	6.79%		18		15	3
Notes and bonds	0.05%		9		-	9
Other financial obligations	6.36%		6		6	-

Total financial liabilities payable within one year			$11,408		$8,714	$2,694

	Maturity	Weighted- Average Interest Rate		Carrying Value	(c) Subject to Compromise	Not Subject to Compromise
Financial Liabilities Payable After One Year:

Liabilities to related parties	2011-2012	6.12%		$1,134	$-	$1,134
Asset-backed notes payable - Gold Key Lease	2011	5.93	% (a)	706	-	706
Liabilities from capital leases	2012-2020	6.74%		200	163	37
Notes and bonds	2012-2020	9.45%		52	29	23
Other financial obligations	2014-2024	7.76%		199	199	-

Total financial liabilities payable after one year				$2,291	$391	$1,900

Total				$13,699	$9,105	$4,594

	December 31, 2008
	Weighted- Average Interest Rate		Carrying Value
Financial Liabilities Payable Within One Year:

First lien credit facility	6.20%		$6,904
Second lien credit facility	9.20%		2,000
Asset-backed notes payable - Gold Key Lease	5.59	% (a)	1,450
Liabilities to related parties	8.53%		930
Liabilities from capital leases	6.79%		17
Other financial obligations	7.28%		7

Total financial liabilities payable within one year			$11,308

	Maturity	Weighted- Average Interest Rate		Carrying Value
Financial Liabilities Payable After One Year:

Asset-backed notes payable - Gold Key Lease	2011-2012	6.09	% (a)	$1,124
Liabilities to related party	2011-2012	8.35%		1,015
Liabilities from capital leases	2010-2020	6.74%		207
Notes and bonds	2012-2020	9.33%		51
Other financial obligations	2014-2027	7.33%		202

Total financial liabilities payable after one year				$2,599

Total				$13,907

(a)	The weighted-average interest rates include the effects of interest rate swap agreements.

(b)	The carrying value of the EDC Credit Facility includes the EDC additional note, the related discount and fluctuation in foreign exchange rates as of June 9, 2009.

(c)	As of June 9, 2009, certain financial liabilities have been classified as being subject to compromise as a result of the Chapter 11 Proceedings. See Note 11, Liabilities Subject to Compromise, for further discussion.

The carrying amounts of certain of the Company's financial obligations were reduced as a result of the allocation of fair value in connection with the Cerberus Acquisition. As of June 9, 2009 and December 31, 2008, the reduction was $69 million and $72 million, respectively, which is accreted as interest expense over the remaining period to maturity. As of June 9, 2009, aggregate annual contractual maturities of financial liabilities (excluding a $43 million discount on the EDC Credit Facility (as defined below) and the $69 million decrease related to purchase accounting from the Cerberus Acquisition) were as follows (in millions of dollars): the remainder of 2009 - $10,756; 2010 - $1,110; 2011 - $401; 2012 - $1,142; 2013 - $32 and 2014 and thereafter - $370. Included in the annual contractual maturities is $869 million, $946 million, $371 million and $1,055 million due in the remainder of 2009, 2010, 2011 and 2012, respectively, related to Gold Key Lease obligations. These obligations are primarily repaid out of collections from the related operating leases.

First and Second Lien Credit Facilities

The Company has a First Lien Credit Agreement with a syndicate of banks for a term loan facility maturing on August 3, 2013 with borrowings totaling $6.8 billion and $6.9 billion at June 9, 2009 and December 31, 2008, respectively. The lenders under the facility have a first priority security interest in substantially all tangible and intangible domestic automotive assets of the Company and its material domestic subsidiaries including, but not limited to, intellectual property, receivables, inventory, certain owned real property and all stock of the Company's direct and indirect major U.S. subsidiaries and 65% of the stock of each of its direct foreign subsidiaries.

The Company previously entered into a Second Lien Credit Agreement, with related parties of Daimler and Cerberus, which provided for a $2.0 billion term loan facility ($1.5 billion from Daimler related parties and $500 million from Cerberus related parties). The facility was fully drawn in June 2008. The lenders under the facility have a second priority security interest in substantially all tangible and intangible domestic automotive assets of the Company and its material domestic subsidiaries including, but not limited to, intellectual property, receivables, inventory, certain owned real property and all stock of the Company's direct and indirect major U.S. subsidiaries and 65% of the stock of each of its direct foreign subsidiaries.

On January 2, 2009, the First and Second Lien Credit Agreements were amended in connection with the U.S. Treasury Loan Agreement. The amendments primarily modified the borrowing base calculation, the permitted indebtedness definition to include guarantees of the U.S. Treasury Loan Agreement, as well as modified the priority of the security interest of the First and Second lien holders on certain assets of the Company and its material domestic subsidiaries.

During the first quarter of 2009, the Company obtained a waiver from certain loan parties to forgo $47 million of interest payments due under the Second Lien Credit Agreement. The interest was capitalized as additional debt on February 28, 2009.

Pursuant to the terms of the Daimler Settlement, Cerberus and Daimler agreed to forgive and extinguish debt owing under the $2.0 billion Second Lien Credit Agreement, subject to certain conditions. As explained in Note 1, Background and Nature of Operations, as a result of the Adversary Proceeding filed on August 17, 2009, Daimler informed the Debtors that it had not released its lien on the Debtors' assets and was reserving its rights with respect to its portion of the debt under the Second Lien Credit Agreement. As a result, as of June 9, 2009, approximately $1.5 billion remained outstanding under the Second Lien Credit Agreement, which matures on February 3, 2014. For the period from January 1, 2009 to June 9, 2009, the Company recorded a gain on extinguishment of debt and related accrued interest totaling $519 million on the Second Lien Credit Agreement. This gain is included in Reorganization Expense, Net in the accompanying Consolidated Statements of Operations (See Note 22, Reorganization Expense, Net).

As further discussed in Note 18, Derivative Financial Instruments and Risk Management, the Company settled its derivative instruments in May 2009. Approximately, $86 million of these derivative settlements were applied to reduce the principal balance outstanding under the First Lien Credit Agreement.

The First and Second Lien Credit Agreements require compliance with certain covenants including; a requirement that borrowings will not exceed the calculated borrowing base; limitations on dividends and distributions to subsidiaries; and restrictions on incurrence of debt, liens, asset sales and investments. At June 9, 2009 and December 31, 2008, the Company was in violation of certain affirmative covenants of the First and Second Lien Credit Agreements, as well as a covenant included in an agreement with a related party. As a result, amounts outstanding under the First and Second Lien Credit Agreements, as well as $312 million and $313 million as of June 9, 2009 and December 31, 2008, respectively, of other financial obligations to a related party are currently due and payable, and accordingly, are classified as Current Maturities of Financial Liabilities in the accompanying Consolidated Balance Sheets.

Refer to Note 23, Subsequent Events, for a discussion of subsequent events related to the First and Second Lien Credit Agreements.

Export Development Canada Credit Facility

Chrysler Canada Inc. ("Chrysler Canada"), the Company's principal operating subsidiary in Canada, entered into a loan and security agreement with the EDC ("EDC Loan Agreement") on March 30, 2009, which was subsequently amended on April 29, 2009, pursuant to which the EDC provided a $1.2 billion CAD secured term loan facility. During April and May 2009, the Company fully drew on the facility and received total cash proceeds of $995 million. As additional consideration for the borrowings, the EDC required the Company to provide senior secured notes equal to 6.67 percent of the amounts drawn on the facility as a cost of borrowing. The proceeds from the loan are to be used for general and working capital purposes. Any amounts repaid on the loan cannot be re-borrowed. The secured term loan and senior secured notes are hereinafter referred to as the "EDC Credit Facility".

The EDC has a security interest in substantially all of the tangible and intangible assets of the Company's Canadian subsidiaries. The Company provided an unsecured guarantee in support of the EDC loan.

The EDC Credit Facility requires compliance with certain covenants including, but not limited to, limitations on dividends and distributions to subsidiaries, as well as restrictions on the incurrence of debt, liens, asset sales and investments. As a result of the Chapter 11 Proceedings in April 2009, an event of default occurred under the EDC Loan Agreement. Accordingly, amounts outstanding under the EDC Credit Facility are currently due and payable at the discretion of the respective creditor, and have been classified as Current Maturities of Financial Liabilities in the accompanying Consolidated Balance Sheets.

Chrysler Receivable SPV Loan

As discussed in Note 2, Basis of Presentation, the U.S. Treasury provided Receivable SPV with a $1.5 billion loan facility for the purchase of eligible receivables from suppliers. The facility may be reduced to $1.0 billion if the aggregate borrowings under the facility are less than $1.0 billion and the U.S. Treasury elects to do so. The Receivable SPV Facility matures on the program end date, April 7, 2010. Advances under the Receivable SPV Facility bear interest at a floating per annum rate equal to the three month LIBOR rate (which will be no less than 2 percent) plus 3.5 percent and is payable monthly. Any amount repaid on the loan cannot be reborrowed. The U.S. Treasury received a contingent payment note comprised of (i) an exit fee equal to 4 percent of the ending commitment amount, and (ii) 50 percent of the residual equity of Receivable SPV at the program end date. The Company pledged its ownership interest in Receivable SPV as collateral for the obligations under the loan facility and the U.S. Treasury has a lien on all the assets of Receivable SPV. Outstanding amounts under the Receivable SPV Facility require compliance with certain covenants, including but not limited to, restrictions on the use of proceeds, as well as limitations on liens, incurrence of debt and asset sales. As a result of the Chapter 11 Proceedings in April 2009, an event of default occurred under the Receivable SPV Agreement. The Company obtained a Forbearance Letter from the U.S. Treasury that allowed the Company to continue the program while in default. As of June 9, 2009, the Company had $123 million outstanding under the facility. The Company also had a reserve of $40 million related to the exit fee included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets as of June 9, 2009. Refer to Note 23, Subsequent Events, for subsequent events related to Receivable SPV's loan facility.

Gold Key Lease

As discussed in Note 3, Summary of Significant Accounting Policies, and Note 7, Equipment on Operating Leases, Net, the Company, through one of its Canadian subsidiaries, maintains the Gold Key Lease portfolio. These vehicles are leased to Canadian consumers and are financed by asset-backed securitization facilities, as well as a $4.5 billion ($5.0 billion CAD) secured revolving credit facility, of which $1.1 billion and $1.0 billion were outstanding at June 9, 2009 and December 31, 2008, respectively. The asset-backed obligations are satisfied only out of the collections from the underlying securitized assets. Minimal vehicles were added to the financing portfolio during the period from January 1, 2009 to June 9, 2009.